LOSS PER SHARE	12 Months Ended
Dec. 31, 2014
LOSS PER SHARE
LOSS PER SHARE

22.LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented are calculated as follows:

	For the Year Ended December 31,
	2012	2013	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss attributable to ordinary shareholders:	(16,991)	(34,229)	(6,841)	(1,103)

Denominator:
Number of shares outstanding, opening	364,813,932	362,102,972	373,380,252	373,380,252
Weighted average number of shares issued	136,676	813,568	53,904,519	53,904,519
Weighted average number of shares repurchased	(1,169,733)	—	(23,882,843)	(23,882,843)
Weighted-average number of shares outstanding – Basic	363,780,875	362,916,540	403,401,928	403,401,928
Weighted-average number of shares outstanding – Diluted	363,780,875	362,916,540	403,401,928	403,401,928

Loss per share
-Basic	(0.05)	(0.09)	(0.02)	(0.00)
-Diluted	(0.05)	(0.09)	(0.02)	(0.00)

The effects of share options have been excluded from the computation of diluted loss per share for the years ended December 31, 2012, 2013 and 2014 as their effects would be anti-dilutive.

During 2014, the Company issued 31,379,008 treasury stock to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. During 2014, treasury stock has been used to settle the exercise of 11,417,152 share options and 2,371,200 shares of restricted shares vested, respectively. As of December 31, 2014, 17,590,656 ordinary shares have not been used in the settlement of stock option awards.